Interest Bearing Loans and Borrowings - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received	€ 465		€ 356
Borrowings	€ 9,014		9,316
Period revolving committed bank facilities be available	5 years
Undrawn committed facilities	€ 3,610	€ 3,500	3,583
Interest bearing loans and borrowings [member] | Property, plant and equipment [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received	0		5
Letters of guarantee [member] | Loans bank advances derivative obligations and future lease obligations [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings	8,500		8,900
Letters of guarantee [member] | Letters of credit [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings	€ 400		€ 300